Acquisitions and Divestitures - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended		1 Months Ended
	Oct. 11, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Sep. 18, 2012	Jul. 11, 2012	Jul. 01, 2014	Mar. 25, 2014	Dec. 31, 2014	May 01, 2012	Sep. 28, 2012	Jul. 31, 2012	Jan. 01, 2013
Business Acquisition And Divestiture [Line Items]
Oil and gas properties		$ 9,300,000
Interest Sold In Oil And Gas Properties		4,525,000	34,521,000
Proceeds in excess of book value of properties sold	6,300,000
Louisiana [Member]
Business Acquisition And Divestiture [Line Items]
Cash proceeds related to sale of assets to NGP affiliate	38,100,000
Interest Sold In Oil And Gas Properties	40,100,000
Tanos [Member]
Business Acquisition And Divestiture [Line Items]
Maximum allowable additional proceeds													2,000,000
Aggregate gain of acquisition				1,400,000
Contingent consideration													400,000
Tanos [Member] | Minimum [Member]
Business Acquisition And Divestiture [Line Items]
Assets sold													1,500,000
Garza County [Member] | Cinco Group acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Net gain (loss) on disposition of previous owner's assets					2,200,000	7,600,000
Ector County [Member] | Cinco Group acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Interest Sold In Oil And Gas Properties					4,700,000	26,100,000
Non Operated Oil And Gas Properties [Member] | Tanos [Member]
Business Acquisition And Divestiture [Line Items]
Net gain (loss) on disposition of previous owner's assets		1,400,000
Asset sold		2,900,000
Wyoming Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price							906,100,000
Revenue recorded in statement of operations							72,000,000
Earnings recorded in statement of operations							22,900,000
Eagle Ford [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price								168,100,000
Revenue recorded in statement of operations									36,500,000
Earnings recorded in statement of operations									16,300,000
Eagle Ford [Member] | Leasehold [Member]
Business Acquisition And Divestiture [Line Items]
Percentage of leasehold interest acquired								30.00%
East Texas And Rockies [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price		29,400,000
Undisclosed Seller Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price										36,500,000
Revenue recorded in statement of operations			4,800,000
Earnings recorded in statement of operations			1,200,000
Date of acquisition									May 01, 2012
2012 Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Date of acquisition									Jan. 01, 2012
Goodrich Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price											90,400,000
Revenue recorded in statement of operations			4,600,000
Earnings recorded in statement of operations			2,000,000
Date of acquisition									Jul. 01, 2012
Texas And New Mexico [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price				150,700,000
Menemsha Acquisition [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price												74,700,000
Revenue recorded in statement of operations			4,900,000
Earnings recorded in statement of operations			$ 900,000